Long-Term Bank Loans - Summary of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,614		¥ 3,883
Less: Current portion	(441)	$ (64)	(410)
Long-term bank loans, noncurrent	3,173	$ 462	3,473
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	3,300		3,533
US dollars [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	252		278
Euro [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 62		¥ 72